INCOME TAXES (Details)	5 Months Ended	12 Months Ended		36 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Qiyu
Preferential tax rate				15.00%